Impact of Covid-19	6 Months Ended
Dec. 31, 2022
Impact of Covid-19 [Abstract]
IMPACT OF COVID-19

17. IMPACT OF COVID-19

The COVID-19 has broadly affected China’s and the global economy since its outbreak in late 2019. In response, China imposed widespread lockdowns, closure of work places and restrictions on mobility and travel to contain the spread of the virus, therefore our results of operations and financial performance have been adversely affected. Many of the above restrictive measures previously adopted by the PRC governments at various levels to control the spread of the COVID-19 virus have been revoked or replaced with more flexible measures since December 2022. While the revocation or replacement of the restrictive measures to contain the COVID-19 pandemic could have a positive impact on our normal operations, it also led to the recent surge in COVID-19 cases in China, and as a result, we experienced temporary impact to our operations when some employees were infected with COVID-19 in December 2022. To the extent that future waves of COVID-19 disrupt normal business operations in China, we may face operational challenges with our services, and we likely will have to adopt similar remote work arrangements and other measures to minimize such impact. Moreover, any decline in the individual disposable income and investors’ willingness to invest in wealth management products due to a worsening economic performance and outlook as a result of the COVID-19 pandemic may also lessen demands for our services. There remains uncertainty as to the future impact of the virus, especially in light of this change in policy. We cannot be assured that more lockdowns and other restrictive measures will not be implanted in the future if new COVID-19 variants emerge. The extent to which the COVID-19 pandemic impacts our results of operations and financial performance will depend on future developments, which are highly uncertain, including the possibility that COVID-19 may exert long-term negative impact on China’s economy.